CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,440,131,180	$ 625,379,397	¥ 4,041,602,800
Restricted cash			6,056,699
Short-term bank deposits	1,716,540,000	241,769,602	2,511,150,000
Accounts receivable, net of allowance for credit loss of RMB8,875,133 and RMB20,164,070 as of December 31, 2022 and December 31, 2023, respectively	73,453,237	10,345,672	109,180,373
Prepayments	38,181,317	5,377,725	26,064,222
Amounts due from related parties	68,993,780	9,717,571	46,125,644
Other current assets	348,127,243	49,032,697	337,003,841
Total current assets	6,685,426,757	941,622,664	7,077,183,579
Property and equipment, net	13,807,906	1,944,803	16,987,890
Intangible assets, net	120,694,138	16,999,414	106,723,435
Long-term bank deposits	630,000,000	88,733,644	250,000,000
Investments	436,197,287	61,437,103	531,911,325
Goodwill			13,804,064
Right-of-use assets	22,792,474	3,210,253	49,910,725
Other non-current assets	163,184,267	22,984,024	98,845,391
TOTAL ASSETS	8,072,102,829	1,136,931,905	8,145,366,409
Current liabilities: (include amounts of the consolidated VIEs without recourse to DouYu International Holdings Limited. See Note 2.2)
Accounts payable	534,427,672	75,272,565	666,984,788
Advances from customers	12,910,965	1,818,471	6,458,807
Deferred revenue	315,969,307	44,503,346	288,152,276
Accrued expenses and other current liabilities	246,601,339	34,733,072	302,801,557
Amounts due to related parties	251,392,026	35,407,826	266,787,562
Lease liabilities due within one year	14,767,840	2,080,007	27,479,158
Total current liabilities	1,376,069,149	193,815,287	1,558,664,148
Lease liabilities	6,700,694	943,773	19,571,579
Deferred revenue			6,570,535
TOTAL LIABILITIES	1,382,769,843	194,759,060	1,584,806,262
Commitments and contingencies (Note 19)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized, 34,538,226 shares issued and 31,977,665 shares outstanding as of December 31, 2022 and 2023)	23,336	3,287	23,336
Treasury shares (2,560,561 ordinary shares as of December 31, 2022 and 2023)	(911,217,013)	(128,342,232)	(911,217,013)
Additional paid-in capital	10,670,286,906	1,502,878,478	10,670,286,906
Accumulated deficit	(3,485,007,183)	(490,852,996)	(3,520,524,817)
Accumulated other comprehensive income	415,246,940	58,486,308	321,990,770
Total DouYu International Holdings Limited Shareholders' equity	6,689,332,986	942,172,845	6,560,559,182
Noncontrolling interest			965
Total Shareholders' equity	6,689,332,986	942,172,845	6,560,560,147
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 8,072,102,829	$ 1,136,931,905	¥ 8,145,366,409